Quarterly Holdings Report
for
Strategic Advisers® Fidelity® Emerging Markets Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2023
STE-NPRT1-1023
1.9890710.104
Common Stocks - 46.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 0.1%
PT Telkom Indonesia Persero Tbk	14,266,042	3,487,175
Saudi Telecom Co.	502,430	5,331,533
		8,818,708
Entertainment - 0.7%
International Games Systems Co. Ltd.	586,720	10,587,955
JYP Entertainment Corp.	82,900	7,020,360
NetEase, Inc.	1,314,900	27,241,392
NetEase, Inc. ADR	247,192	25,579,428
		70,429,135
Interactive Media & Services - 2.9%
Baidu, Inc. sponsored ADR (a)	58,004	8,284,711
NAVER Corp.	106,703	17,274,915
Tencent Holdings Ltd.	5,666,032	234,802,444
Yandex NV Series A (a)(b)	722,790	7,574,839
		267,936,909
Media - 0.0%
Focus Media Information Technology Co. Ltd. (A Shares)	3,488,100	3,700,086
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV Series L	5,233,822	4,926,708
Bharti Airtel Ltd.	1,184,470	12,264,358
Far EasTone Telecommunications Co. Ltd.	532,000	1,178,772
MTN Group Ltd.	3,815,452	24,308,985
		42,678,823
TOTAL COMMUNICATION SERVICES		393,563,661
CONSUMER DISCRETIONARY - 8.9%
Automobiles - 1.1%
Brilliance China Automotive Holdings Ltd.	11,042,000	4,491,508
BYD Co. Ltd. (H Shares)	342,524	10,758,911
Eicher Motors Ltd.	217,062	8,756,530
Guangzhou Automobile Group Co. Ltd. (H Shares)	22,443,801	11,819,531
Hyundai Motor Co. Ltd.	266,399	38,022,100
Kia Corp.	222,422	13,463,690
Li Auto, Inc. ADR (a)(c)	440,973	18,366,525
		105,678,795
Broadline Retail - 3.7%
Alibaba Group Holding Ltd. (a)	10,596,210	122,981,159
Alibaba Group Holding Ltd. sponsored ADR (a)	519,737	48,283,567
JD.com, Inc.:
Class A	1,188,205	19,733,832
sponsored ADR	434,415	14,426,922
MercadoLibre, Inc. (a)	6,387	8,765,263
MINISO Group Holding Ltd. ADR	147,234	3,813,361
Naspers Ltd. Class N	229,747	39,136,553
PDD Holdings, Inc. ADR (a)	752,464	74,471,362
Vipshop Holdings Ltd. ADR (a)	571,341	9,021,474
		340,633,493
Diversified Consumer Services - 0.4%
New Oriental Education & Technology Group, Inc. (a)	1,296,700	7,034,932
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	501,149	27,182,322
		34,217,254
Hotels, Restaurants & Leisure - 2.1%
Arcos Dorados Holdings, Inc. Class A	407,899	4,025,963
Atour Lifestyle Holdings Ltd. ADR (c)	141,576	2,749,406
MakeMyTrip Ltd. (a)	242,706	9,625,720
Meituan Class B (a)(d)	5,941,846	98,332,532
Sands China Ltd. (a)	1,320,800	4,471,522
Shangri-La Asia Ltd. (a)	14,628,000	9,997,779
Trip.com Group Ltd. (a)	8,750	344,627
Trip.com Group Ltd. ADR (a)	1,379,628	54,233,177
Yum China Holdings, Inc.	42,948	2,305,878
Yum China Holdings, Inc. (Hong Kong)	72,150	3,845,620
		189,932,224
Household Durables - 0.6%
Haier Smart Home Co. Ltd.	2,868,202	8,883,626
Haier Smart Home Co. Ltd. (A Shares)	12,175,795	39,435,026
Midea Group Co. Ltd. (A Shares)	422,058	3,285,713
		51,604,365
Leisure Products - 0.0%
CoCreation Grass Co. Ltd. (A Shares)	447,900	1,424,745
Specialty Retail - 0.1%
China Tourism Group Duty Free Corp. Ltd. (H Shares) (d)	219,584	2,948,376
Zhongsheng Group Holdings Ltd. Class H	2,371,000	7,225,755
		10,174,131
Textiles, Apparel & Luxury Goods - 0.9%
Anta Sports Products Ltd.	907,636	10,225,206
ECLAT Textile Co. Ltd.	1,294,000	20,671,186
Li Ning Co. Ltd.	7,418,703	35,048,544
Samsonite International SA (a)(d)	6,104,700	20,433,719
		86,378,655
TOTAL CONSUMER DISCRETIONARY		820,043,662
CONSUMER STAPLES - 2.8%
Beverages - 1.2%
China Resources Beer Holdings Co. Ltd.	722,000	4,244,162
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	127,945	14,396,371
Kweichow Moutai Co. Ltd. (A Shares)	254,416	64,735,647
Tsingtao Brewery Co. Ltd. (H Shares)	1,552,000	12,932,756
Wuliangye Yibin Co. Ltd. (A Shares)	431,600	9,270,168
		105,579,104
Consumer Staples Distribution & Retail - 0.8%
Bid Corp. Ltd.	340,482	7,659,358
CP ALL PCL (For. Reg.)	2,313,106	4,310,135
Jeronimo Martins SGPS SA	119,621	3,048,209
Raia Drogasil SA	2,711,925	15,049,060
Shoprite Holdings Ltd.	765,117	10,688,950
Wal-Mart de Mexico SA de CV Series V	7,789,740	30,687,478
		71,443,190
Food Products - 0.6%
China Mengniu Dairy Co. Ltd.	9,623,000	32,394,270
Gruma S.A.B. de CV Series B	655,389	10,940,639
Indofood Sukses Makmur Tbk PT	12,224,200	5,698,741
PT Indofood CBP Sukses Makmur Tbk	7,458,200	5,484,691
		54,518,341
Personal Care Products - 0.1%
Hindustan Unilever Ltd.	215,520	6,527,518
LG H & H Co. Ltd.	7,380	2,587,343
Natura & Co. Holding SA	1,243,900	3,813,048
		12,927,909
Tobacco - 0.1%
ITC Ltd.	2,132,092	11,334,608
TOTAL CONSUMER STAPLES		255,803,152
ENERGY - 1.1%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd. (H Shares)	1,392,000	1,577,956
Oil, Gas & Consumable Fuels - 1.1%
Adnoc Gas PLC	5,044,380	4,724,385
China Merchants Energy Shipping Co. Ltd. (A Shares)	5,666,155	4,597,650
Gazprom OAO (b)	5,946,277	603,877
LUKOIL PJSC (b)	345,667	103,837
LUKOIL PJSC sponsored ADR (a)(b)	499,400	141,275
OMV AG	253,481	11,755,853
PetroChina Co. Ltd. (H Shares)	16,270,504	11,742,788
Petroleo Brasileiro SA - Petrobras (ON)	2,415,789	16,849,861
Reliance Industries Ltd.	981,653	28,567,890
Saudi Arabian Oil Co. (d)	504,378	4,693,264
TotalEnergies SE	197,396	12,382,432
		96,163,112
TOTAL ENERGY		97,741,068
FINANCIALS - 10.4%
Banks - 7.4%
Absa Group Ltd.	3,144,493	30,352,641
Al Rajhi Bank	827,991	15,938,824
Alinma Bank	1,450,501	14,270,456
Axis Bank Ltd.	3,670,490	43,202,023
Axis Bank Ltd. sponsored GDR (Reg. S)	465,215	27,354,642
Banco do Brasil SA	1,126,296	10,712,441
Bangkok Bank PCL (For. Reg.)	2,629,738	12,729,081
Capitec Bank Holdings Ltd.	101,641	8,529,017
China Construction Bank Corp. (H Shares)	21,489,123	11,497,774
China Merchants Bank Co. Ltd. (H Shares)	2,871,423	11,350,439
Credicorp Ltd. (United States)	203,057	28,718,352
Grupo Financiero Banorte S.A.B. de CV Series O	4,864,743	41,205,019
HDFC Bank Ltd. (a)	5,252,355	99,550,660
HDFC Bank Ltd. sponsored ADR	654,778	40,799,217
ICICI Bank Ltd.	3,372,014	38,962,418
ICICI Bank Ltd. sponsored ADR	1,397,333	32,376,206
Industrial & Commercial Bank of China Ltd. (H Shares)	60,448,755	27,714,389
Itausa-Investimentos Itau SA rights 9/22/23 (a)	2,897	1,620
KB Financial Group, Inc.	289,317	11,757,526
National Bank of Greece SA (a)	7,572,422	51,516,792
Nu Holdings Ltd. (a)	2,931,573	20,081,275
OTP Bank PLC	132,636	5,418,382
PT Bank Central Asia Tbk	64,240,773	38,700,531
PT Bank Mandiri (Persero) Tbk	26,589,360	10,518,772
PT Bank Rakyat Indonesia (Persero) Tbk	41,295,235	15,048,493
Sberbank of Russia (b)	3,314,825	19,780
Sberbank of Russia:
(RTSX) (b)	617,111	3,682
sponsored ADR (a)(b)	1,653,549	29,433
SCB X PCL (For. Reg.)	2,040,227	6,875,042
Standard Bank Group Ltd.	993,827	10,167,716
TCS Group Holding PLC GDR (a)(b)	267,069	3,204,828
The Saudi National Bank	1,747,395	16,655,612
		685,263,083
Capital Markets - 0.5%
Banco BTG Pactual SA unit	3,028,511	19,857,585
East Money Information Co. Ltd. (A Shares)	202,653	443,060
Hong Kong Exchanges and Clearing Ltd.	120,400	4,667,172
Noah Holdings Ltd. sponsored ADR	80,375	1,118,016
XP, Inc. Class A	1,006,997	25,517,304
		51,603,137
Consumer Finance - 0.4%
Kaspi.KZ JSC GDR (Reg. S)	357,165	36,359,397
Financial Services - 0.5%
Chailease Holding Co. Ltd.	6,599,673	36,764,961
FirstRand Ltd.	989,234	3,844,839
Jio Financial Services Ltd.	1,301,421	3,674,081
		44,283,881
Insurance - 1.6%
AIA Group Ltd.	5,260,800	47,601,086
China Life Insurance Co. Ltd. (H Shares)	38,017,163	57,687,331
Db Insurance Co. Ltd.	23,440	1,445,412
HDFC Standard Life Insurance Co. Ltd. (d)	1,986,632	15,486,485
Ping An Insurance Group Co. of China Ltd. (H Shares)	4,280,716	25,629,283
		147,849,597
TOTAL FINANCIALS		965,359,095
HEALTH CARE - 1.6%
Biotechnology - 0.3%
BeiGene Ltd. ADR (a)	112,315	23,310,978
Innovent Biologics, Inc. (a)(d)	364,000	1,629,155
		24,940,133
Health Care Equipment & Supplies - 0.2%
Peijia Medical Ltd. (a)(d)	1,158,000	1,072,010
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	384,328	14,295,455
		15,367,465
Health Care Providers & Services - 0.3%
Apollo Hospitals Enterprise Ltd.	80,195	4,667,738
Dr Sulaiman Al Habib Medical Services Group Co.	33,583	2,175,801
Hapvida Participacoes e Investimentos SA (a)(d)	24,939,794	21,454,453
		28,297,992
Health Care Technology - 0.0%
Medlive Technology Co. Ltd. (d)	305,500	272,686
Life Sciences Tools & Services - 0.2%
WuXi AppTec Co. Ltd. (H Shares) (d)	455,416	4,988,331
Wuxi Biologics (Cayman), Inc. (a)(d)	2,181,934	12,300,882
		17,289,213
Pharmaceuticals - 0.6%
Hansoh Pharmaceutical Group Co. Ltd. (d)	14,768,000	19,207,712
Mankind Pharma Ltd.	233,471	5,089,190
Richter Gedeon PLC	1,440,826	36,160,035
		60,456,937
TOTAL HEALTH CARE		146,624,426
INDUSTRIALS - 3.7%
Aerospace & Defense - 0.5%
Hindustan Aeronautics Ltd.	262,881	12,396,563
Korea Aerospace Industries Ltd.	881,502	33,665,557
		46,062,120
Building Products - 0.0%
Beijing New Building Materials PLC (A Shares)	340,385	1,402,083
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	211,833	589,783
		1,991,866
Construction & Engineering - 0.5%
China State Construction International Holdings Ltd.	948,000	1,055,301
Larsen & Toubro Ltd.	1,362,015	44,506,538
		45,561,839
Electrical Equipment - 0.4%
Bharat Heavy Electricals Ltd.	15,680,900	22,987,768
Contemporary Amperex Technology Co. Ltd.	291,788	9,508,731
Hongfa Technology Co. Ltd. (A Shares)	340,864	1,649,179
		34,145,678
Ground Transportation - 0.6%
Localiza Rent a Car SA	3,940,322	50,327,716
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	2,631,599	6,222,882
		56,550,598
Industrial Conglomerates - 0.1%
Bidvest Group Ltd./The	287,628	4,339,931
Industries Qatar QSC (a)	792,635	2,691,475
		7,031,406
Machinery - 1.4%
Airtac International Group	556,062	16,055,520
HIWIN Technologies Corp.	2,968,021	19,095,638
Huaming Power Equipement Co. Ltd.	906,490	1,532,286
Hyundai Mipo Dockyard Co. Ltd. (a)	357,184	24,532,701
Sany Heavy Industry Co. Ltd. (A Shares)	2,134,300	4,554,483
Shenzhen Inovance Technology Co. Ltd. (A Shares)	2,649,550	24,922,856
Sinoseal Holding Co. Ltd. (a)	238,195	1,267,293
Sinotruk Hong Kong Ltd.	10,680,260	19,801,588
Techtronic Industries Co. Ltd.	501,500	4,955,944
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	2,110,917	8,636,938
		125,355,247
Marine Transportation - 0.0%
Pacific Basin Shipping Ltd.	16,541,000	4,492,573
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd. Class A (d)	644,600	4,837,161
Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	925,728	17,007,921
TOTAL INDUSTRIALS		343,036,409
INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 0.0%
Accton Technology Corp.	333,000	4,995,575
Electronic Equipment, Instruments & Components - 1.1%
Chroma ATE, Inc.	411,000	3,611,713
Delta Electronics, Inc.	1,428,000	15,506,638
E Ink Holdings, Inc.	885,580	5,072,289
Elite Material Co. Ltd.	344,000	4,723,347
Gold Circuit Electronics Ltd.	955,000	6,458,981
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,693,932	5,661,857
LG Innotek Co. Ltd.	51,724	10,540,661
Lotes Co. Ltd.	149,000	4,044,974
SINBON Electronics Co. Ltd.	570,000	5,545,617
Sunny Optical Technology Group Co. Ltd.	1,528,465	12,493,016
Unimicron Technology Corp.	1,306,250	7,604,726
Yageo Corp.	1,401,109	21,326,864
		102,590,683
IT Services - 0.5%
HCL Technologies Ltd.	836,105	11,849,174
Infosys Ltd.	707,409	12,270,163
Infosys Ltd. sponsored ADR	878,759	15,264,044
Tata Consultancy Services Ltd.	127,115	5,159,010
		44,542,391
Semiconductors & Semiconductor Equipment - 5.7%
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)	316,400	6,640,222
Alchip Technologies Ltd.	210,888	16,347,907
ASML Holding NV (Netherlands)	9,667	6,356,325
Daqo New Energy Corp. ADR (a)	135,868	5,023,040
eMemory Technology, Inc.	122,478	6,976,668
Flat Glass Group Co. Ltd.	4,023,347	9,993,790
King Yuan Electronics Co. Ltd.	2,392,000	5,765,483
MediaTek, Inc.	1,269,068	28,079,369
Nanya Technology Corp.	1,609,000	3,363,130
Realtek Semiconductor Corp.	298,443	3,915,174
SK Hynix, Inc.	456,233	41,941,694
Taiwan Semiconductor Manufacturing Co. Ltd.	20,200,152	346,918,619
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	436,727	40,864,545
United Microelectronics Corp.	1,178,000	1,681,018
		523,866,984
Technology Hardware, Storage & Peripherals - 2.8%
Asia Vital Components Co. Ltd.	91,000	955,324
Lenovo Group Ltd.	4,930,000	5,576,020
Quanta Computer, Inc.	451,000	3,588,127
Samsung Electronics Co. Ltd.	4,218,356	213,000,846
Samsung Electronics Co. Ltd. GDR (Reg. S)	22,345	28,221,735
Wiwynn Corp.	83,000	4,063,647
		255,405,699
TOTAL INFORMATION TECHNOLOGY		931,401,332
MATERIALS - 2.9%
Chemicals - 0.6%
Guangdong Huate Gas Co. Ltd. (A Shares)	70,717	645,127
Hansol Chemical Co. Ltd.	36,068	4,396,495
LG Chemical Ltd.	32,707	14,392,003
PhosAgro PJSC (b)	88,909	5,309
PhosAgro PJSC:
GDR (Reg. S) (a)(b)	1	0
sponsored GDR (Reg. S) (a)(b)	1,718	35
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	464,000	1,908,071
Solar Industries India Ltd.	318,384	18,624,649
SRF Ltd.	401,285	11,433,112
		51,404,801
Construction Materials - 0.6%
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	788,286	3,118,893
CEMEX S.A.B. de CV sponsored ADR (a)	1,691,841	13,483,973
JK Cement Ltd.	525,900	20,955,350
Ultratech Cement Ltd.	208,148	20,881,465
		58,439,681
Metals & Mining - 1.7%
Antofagasta PLC	1,055,900	19,368,652
Barrick Gold Corp. (c)	1,727,300	27,999,533
Endeavour Mining PLC	244,733	5,062,380
First Quantum Minerals Ltd.	719,045	19,317,150
Gold Fields Ltd. sponsored ADR (c)	257,682	3,254,524
Grupo Mexico SA de CV Series B	4,668,405	22,235,194
Impala Platinum Holdings Ltd.	3,711,081	19,105,123
Novolipetsk Steel OJSC GDR (Reg. S) (a)(b)	169,976	21,118
POSCO	35,620	15,537,407
Southern Copper Corp. (c)	16,791	1,354,362
Tata Steel Ltd.	3,115,203	4,628,948
Vale SA	535,414	7,036,428
Zijin Mining Group Co. Ltd. (H Shares)	11,203,674	17,629,070
		162,549,889
TOTAL MATERIALS		272,394,371
REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
China Overseas Land and Investment Ltd.	1,973,000	4,161,179
China Resources Land Ltd.	2,666,000	11,269,313
Corporacion Inmobiliaria Vesta S.A.B. de CV ADR (c)	317,400	11,788,236
KE Holdings, Inc. ADR	266,709	4,587,395
		31,806,123
UTILITIES - 0.3%
Gas Utilities - 0.1%
ENN Energy Holdings Ltd.	741,200	5,812,518
Independent Power and Renewable Electricity Producers - 0.2%
NTPC Ltd.	8,414,079	22,411,203
TOTAL UTILITIES		28,223,721
TOTAL COMMON STOCKS (Cost $4,196,270,113)		4,285,997,020

Nonconvertible Preferred Stocks - 1.0%
	Shares	Value ($)
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Petroleo Brasileiro SA - Petrobras sponsored ADR	2,550,881	35,839,878
FINANCIALS - 0.4%
Banks - 0.4%
Banco Bradesco SA (PN)	2,043,967	6,170,638
Itau Unibanco Holding SA	6,248,566	34,611,558
Itausa-Investimentos Itau SA (PN)	208,310	388,684
Sberbank of Russia (b)	2,462,434	14,801
Sberbank of Russia (Russia) (b)	3,791,522	22,789
		41,208,470
MATERIALS - 0.2%
Metals & Mining - 0.2%
Gerdau SA	1,030,291	5,378,181
Gerdau SA sponsored ADR	1,900,406	9,901,115
		15,279,296
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $94,695,451)		92,327,644

Equity Funds - 48.1%
	Shares	Value ($)
Diversified Emerging Markets Funds - 48.1%
Fidelity Advisor China Region Fund Class Z (e)	615,574	20,000,000
Fidelity Advisor Emerging Markets Fund Class Z (e)	29,599,433	1,027,692,300
Fidelity SAI Emerging Markets Index Fund (e)	67,134,484	855,293,326
Fidelity SAI Emerging Markets Low Volatility Index Fund (e)	66,283,544	700,617,056
Fidelity SAI Emerging Markets Value Index Fund (e)	157,724,319	1,857,992,476

TOTAL EQUITY FUNDS (Cost $4,702,410,246)		4,461,595,158

U.S. Treasury Obligations - 0.1%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.11% to 5.39% 9/7/23 to 11/30/23 (g) (Cost $13,507,206)	13,590,000	13,506,474

Money Market Funds - 4.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (h)	90,170,099	90,188,133
Fidelity Securities Lending Cash Central Fund 5.44% (h)(i)	26,995,757	26,998,457
Invesco Government & Agency Portfolio Institutional Class 5.25% (j)	333,656,022	333,656,022
TOTAL MONEY MARKET FUNDS (Cost $450,822,469)		450,842,612

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $9,457,705,485)	9,304,268,908
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(41,022,824)
NET ASSETS - 100.0%	9,263,246,084

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	5,941	Sep 2023	290,901,065	(3,099,238)	(3,099,238)

The notional amount of futures purchased as a percentage of Net Assets is 3.1%

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $207,656,766 or 2.2% of net assets.

(e)	Affiliated Fund
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,103,927.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	68,973,725	318,764,699	297,550,291	1,325,332	-	-	90,188,133	0.2%
Fidelity Securities Lending Cash Central Fund 5.44%	42,553,072	108,513,927	124,068,542	33,598	-	-	26,998,457	0.1%
Total	111,526,797	427,278,626	421,618,833	1,358,930	-	-	117,186,590

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Emerging Markets Fund Class Z	942,934,200	46,000,000	-	-	-	38,758,100	1,027,692,300
Fidelity China Region Fund Class Z	-	20,000,000	-	-	-	-	20,000,000
Fidelity SAI Emerging Markets Index Fund	687,205,319	149,141,502	-	-	-	18,946,505	855,293,326
Fidelity SAI Emerging Markets Low Volatility Index Fund	645,450,043	33,000,000	-	-	-	22,167,013	700,617,056
Fidelity SAI Emerging Markets Value Index Fund	1,707,981,376	83,999,988	-	-	-	66,011,112	1,857,992,476
	3,983,570,938	332,141,490	-	-	-	145,882,730	4,461,595,158

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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